Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease obligations
2019	$21,445
2020	-
2021	-
2022	-
2023	-
Thereafter	-
Total	$21,445